Supplemental Cash Flow Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Supplemental Cash Flow Information [Abstract]
Accounts receivable	$ (5)	$ (47)	$ 505
Prepaid expenses and deposits	(59)	(94)	260
Accounts payable and accrued liabilities	(120)	(762)	(499)
Changes in non-cash working capital	$ (184)	$ (903)	$ 266